UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        KRISTIN GAMBLE
Address:     610 FIFTH AVENUE-SUITE 511
             NEW YORK, NEW YORK 10020

Form 13F File Number: 28-6732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        KRISTIN GAMBLE
Title:       PRESIDENT
Phone:       212-333-2020

Signature, Place, and Date of Signing:

KRISTIN GAMBLE                          NEW YORK, NY                   7/17/06
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               45

Form 13F Information Table Value Total:         $169,120

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
ACTUANT CORP.                    COMMON   00508X203     2997         59998 SH       SOLE     2                                 59998
AMER SUPERCONDUCTOR              COMMON   030111108      498         56434 SH       SOLE     2                                 56434
AMGEN INC                        COMMON   031162100     5417         83045 SH       SOLE     2                                 83045
AUTOZONE, INC.                   COMMON   053332102     5054         57303 SH       SOLE     2                                 57303
BP PLC-SPONS ADR                 COMMON   055622104      253          3634 SH       SOLE     2                                  3634
BED BATH & BEYOND                COMMON   075896100     3863        116455 SH       SOLE     2                                116455
BIOGEN IDEC INC                  COMMON   09062X103     5208        112428 SH       SOLE     2                                112428
BRISTOL MYERS SQUIBB             COMMON   110122108      325         12560 SH       SOLE     2                                 12560
CHEESECAKE FACTORY               COMMON   163072101     4804        178245 SH       SOLE     2                                178245
COMCAST CORP CL A                COMMON   200300101     2285         69794 SH       SOLE     2                                 69794
COMCAST CORP CL-SPL              COMMON   200300200     2141         65315 SH       SOLE     2                                 65315
CORPORATE EXECUTIVE BD           COMMON   21988R102     5809         57975 SH       SOLE     2                                 57975
COSTAR GROUP INC                 COMMON   22160N109     5887         98400 SH       SOLE     2                                 98400
EBAY INC                         COMMON   278642103     4871        166298 SH       SOLE     2                                166298
ENTERPRISE PRODS PARTNERSHIP     COMMON   293792107      266         10679 SH       SOLE     2                                 10679
ENTRAVISION COMM.                COMMON   29382R107     3127        364825 SH       SOLE     2                                364825
EQUITABLE RES                    COMMON   294549100      722         21540 SH       SOLE     2                                 21540
EURONET WORLDWIDE                COMMON   298736109     7141        186120 SH       SOLE     2                                186120
EXPEDITORS INTL WASH             COMMON   302130109     5328         95130 SH       SOLE     2                                 95130
EXXON MOBIL CORP                 COMMON   30231G102      609          9920 SH       SOLE     2                                  9920
FASTENAL CO.                     COMMON   311900104     9099        225827 SH       SOLE     2                                225827
FEDERAL RLTY INVT TR             COMMON   313747206     3347         47817 SH       SOLE     2                                 47817
GENERAL  ELECTRIC                COMMON   369604103     5404        163971 SH       SOLE     2                                163971
GETTY IMAGES INC                 COMMON   374276103     3585         56450 SH       SOLE     2                                 56450
GILEAD SCIENCES, INC             COMMON   375558103     3321         56129 SH       SOLE     2                                 56129
HEARTLAND PAYMENT SYSTEMS        COMMON   42235N108     5573        199900 SH       SOLE     2                                199900
HOME DEPOT                       COMMON   437076102     6807        190193 SH       SOLE     2                                190193
IBM CORP                         COMMON   459200101      835         10870 SH       SOLE     2                                 10870
LIBERTY GLOBAL CL A              COMMON   530555101     3480        161856 SH       SOLE     2                                161856
LIBERTY GLOBAL SER C             COMMON   530555309     1956         95106 SH       SOLE     2                                 95106
LIFE TIME FITNESS                COMMON   53217R207     5146        111210 SH       SOLE     2                                111210
MEDTRONIC INC                    COMMON   585055106     5810        123835 SH       SOLE     2                                123835
MOLEX                            COMMON   608554101      469         13974 SH       SOLE     2                                 13974
MOLEX CL A                       COMMON   608554200     7597        264439 SH       SOLE     2                                264439
OFFICE DEPOT INC                 COMMON   676220106     1906         50150 SH       SOLE     2                                 50150
PAYCHEX                          COMMON   704326107     8191        210141 SH       SOLE     2                                210141
RICHARDSON ELEC. LTD             COMMON   763165107      176         24000 SH       SOLE     2                                 24000
SCHLUMBERGER LTD                 COMMON   806857108      572          8784 SH       SOLE     2                                  8784
SCIENTIFIC LEARNING              COMMON   808760102      808        175709 SH       SOLE     2                                175709
SERVICEMASTER CO                 COMMON   81760N109     1914        185290 SH       SOLE     2                                185290
STATE STREET CORP                COMMON   857477103     2850         49066 SH       SOLE     2                                 49066
SUNCOR ENERGY INC                COMMON   867229106     9783        120765 SH       SOLE     2                                120765
UNIVISION COMM. INC              COMMON   914906102     2489         74300 SH       SOLE     2                                 74300
ZEBRA TECHNOLOGIES               COMMON   989207105     4560        133475 SH       SOLE     2                                133475
XINHAU 25                        COMMON   FXI           6837         89020 SH       SOLE     2                                 89020